Document and Entity Information	Total
Risk/Return:
Document Type	497
Document Period End Date	Sep. 30, 2018
Registrant Name	CALVERT SOCIAL INVESTMENT FUND
Central Index Key	0000356682
Amendment Flag	false
Document Creation Date	Aug. 16, 2019
Document Effective Date	Aug. 16, 2019
Prospectus Date	Feb. 01, 2019
Entity Inv Company Type	N-1A
Calvert Equity Fund | Class A
Risk/Return:
Trading Symbol	CSIEX
Calvert Equity Fund | Class C
Risk/Return:
Trading Symbol	CSECX
Calvert Equity Fund | Class I
Risk/Return:
Trading Symbol	CEYIX
Calvert Equity Fund | Class R6
Risk/Return:
Trading Symbol	CEYRX